STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION PLANS [Abstract]
Weighted-average fair value of options granted and the weighted-average assumptions used in the Black Scholes Merton option pricing model for such grants
The weighted-average fair value of options granted during the past three years and the weighted-average assumptions used in the Black-Scholes-Merton option-pricing model for such grants were as follows:

	2012	2011	2010
		As Adjusted
Fair value of options at grant date	$3.80	$4.64	$4.70
Dividend yield[1]	2.7%	2.7%	2.9%
Expected volatility[2]	18.0%	19.0%	20.0%
Risk-free interest rate[3]	1.0%	2.3%	3.0%
Expected term of the option[4]	5 years	5 years	6 years

[1]	The dividend yield is the calculated yield on the Company's stock at the time of the grant.

[2]	Expected volatility is based on implied volatilities from traded options on the Company's stock, historical volatility of the Company's stock and other factors.

[3]	The risk-free interest rate for the period matching the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

[4]	The expected term of the option represents the period of time that options granted are expected to be outstanding and is derived by analyzing historic exercise behavior.

Stock option activity for all stock option plans
Stock option activity for all stock option plans for the year ended December 31, 2012, was as follows:

	Shares (In millions)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2012 — As Adjusted	323	$25.62
Granted	53	34.40
Exercised	(61)	24.43
Forfeited/expired	(6)	30.01
Outstanding on December 31, 2012[1]	309	$27.27	5.82 years	$2,777
Expected to vest at December 31, 2012	305	$27.20	5.79 years	$2,765
Exercisable on December 31, 2012	194	$24.92	4.41 years	$2,200

[1]
Includes 4 million stock option replacement awards in connection with our acquisition of CCE's former North America business in 2010. These options had a weighted-average exercise price of $18.32, and generally vest over 3 years and expire 10 years from the original date of grant.

Summary of information about performance share units based on the Target Award amounts in the performance share unit agreements
The following table summarizes information about performance share units based on the target award amounts in the performance share unit agreements:

	Share Units (In thousands)	Weighted-Average Grant-Date Fair Value
Outstanding on January 1, 2012 — As Adjusted	11,366	$25.41
Granted	7,034	29.95
Paid in cash equivalent	(16)	27.30
Canceled/forfeited	(800)	27.71
Outstanding on December 31, 2012[1]	17,584	$28.01

[1]	The outstanding performance share units as of December 31, 2012, at the threshold award and maximum award levels were 8.8 million and 26.4 million, respectively.

Summary of conversion of performance share units to restricted stock and restricted stock units
The following table summarizes information about the conversions of performance share units to restricted stock and restricted stock units:

	Share Units (In thousands)	Weighted-Average Grant-Date Fair Value[1]
Nonvested on January 1, 2012 — As Adjusted[2]	4,444	$26.53
Vested and released	(4,302)	26.53
Canceled/forfeited	(44)	26.54
Nonvested on December 31, 2012[2]	98	$26.54

[1]	The weighted-average grant-date fair value is based on the fair values of the performance share units granted.

[2]	The nonvested shares as of January 1, 2012, and December 31, 2012, are presented at the performance share units certified award amount.